CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
EXPENSES
Expense from share-based payment transactions	$ 4,686	$ 18,030
General and administrative expense	21,341	28,222
Research and development expense	25,491	17,586
Operating expense	51,518	63,838
OTHER INCOME (EXPENSES)
Interest income	603	241
Gains (losses) on financial assets at fair value through profit or loss, mandatorily measured at fair value	(260)	(29)
Gains (losses) on exchange differences on translation of foreign operations, before tax	4,027	(309)
Expense Arising From Passage of Time, Contingent Liabilities Recognised In Business Combination	(13)	(316)
Change in fair value of contingent consideration	(329)	(3,380)
Other expense, by function		3,793
Other income	4,028
Profit (loss)	(47,490)	(67,631)
OTHER COMPREHENSIVE LOSS
Other comprehensive income, net of tax, exchange differences on translation of foreign operations	(1,669)	(390)
Comprehensive income	$ (49,159)	$ (68,021)
Basic earnings (loss) per share	$ (0.26)	$ (0.40)
Basic earnings (loss) per share	$ (0.26)	$ (0.40)
Weighted average number of ordinary shares used in calculating basic earnings per share	185,428,767	167,287,240